Debt Obligations, net (Future Scheduled Maturities) (Details) - USD ($) $ in Thousands	Feb. 23, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
2017		$ 924,722
2018		611,196
2019		799,191
2020		498,648
2021		394,860
Thereafter		189,740
Total principal maturities		3,418,357	$ 4,150,389
Debt discounts and deferred financing costs, net		(28,449)	(31,566)
Total long-term debt obligations, net		3,389,908	$ 4,118,823
Subsequent Event
Maturities of Long-term Debt [Abstract]
Available capacity	$ 710,700
Unsecured Debt
Maturities of Long-term Debt [Abstract]
2017		924,722
2018		600,000
2019		770,000
2020		0
2021		275,000
Thereafter		100,000
Total principal maturities		2,669,722
Debt discounts and deferred financing costs, net		(18,426)
Total long-term debt obligations, net		2,651,296
Unsecured Debt | Subsequent Event
Maturities of Long-term Debt [Abstract]
Obligations maturing in February 2018	$ 311,200
Secured Debt
Maturities of Long-term Debt [Abstract]
2017		0
2018		11,196
2019		29,191
2020		498,648
2021		119,860
Thereafter		89,740
Total principal maturities		748,635
Debt discounts and deferred financing costs, net		(10,023)
Total long-term debt obligations, net		$ 738,612